Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2015	Dec. 31, 2014
Condensed Balance Sheets
Percentage of unamortized debt discount		10.00%
Percentage of converitble note interest	10.00%	10.00%
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	14,323,479	12,830,000
Common stock, shares outstanding	14,323,479	12,830,000